Loans to Third Parties (Tables)	6 Months Ended
Jun. 30, 2021
Loans To Third Parties [Abstract]
Schedule of loans to third parties
	June 30, 2021	December 31, 2020
	(Unaudited)
Sichuan Jingpin Construction Decoration Engineering Co., Ltd (1)	$309,762	$306,514
Henan Tianxia Kang Trading Co., Ltd (2)	1,627,352	1,609,195
Total	$1,937,114	$1,915,709